New Standards and Interpretations (Tables) - IFRS 16 [Member]	12 Months Ended
Dec. 31, 2020
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Schedule of Significant Effects of Adopting New Standards

Affected items of consolidated balance sheet	As of December 31, 2018	Effect of application of new standards	As of January 1, 2019	Remarks
	US$’000	US$’000	US$’000
Assets
Prepayments	1,140	(59)	1,081	B
Lease assets*	66	(66)	—	A
Right-of-use assets	—	3,801	3,801	A, B, C
Prepaid land lease payments	978	(978)	—	B
Total affected assets	2,184	2,698	4,882
Liabilities
Financial lease liabilities - current	44	362	406	C
Financial lease liabilities - non-current	46	2,336	2,382	C
Total affected liabilities	90	2,698	2,788
* included in the line "Property, plant and equipment" in the balance sheet

A. Lease assets of $66 previously recognized under finance leases were reclassified from property, plant and equipment to right-of-use assets.

B. Prepaid land lease payments of $59 and $978 previously classified as prepayment under current assets and prepaid land lease payments under non-current assets were reclassified to right-of-use assets.

C.  The Company recognized right-of-use assets and lease liabilities for those leases previously classified as operating leases under IAS 17, except for short-term leases and leases of low-value asset. The Company recognized right-of-use assets based on the amount equal to the lease liabilities. Lease liabilities were recognized based on the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate at January 1, 2019.

Summary of Reconciliation of IAS 17 Non-cancelled Operating Lease Commitment to IFRS 16 Lease Liability

Reconciliation of IAS 17 non-cancelled operating lease commitment to IFRS 16 lease liability:

2019
US$’000
Operating lease commitments disclosed as at December 31, 2018	3,263
Add: finance lease liabilities recognized as at December 31, 2018	90
Discounted using the incremental borrowing rate at January 1, 2019	(380)
Recognition exemption for:
Short-term leases	(169)
Leases of low-value assets	(16)
Lease liabilities recognized as at January 1, 2019	2,788